UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	November 15, 2001

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  622617

                                         FORM 13F INFORMATION TABLE
                                       VALUE  QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER      CLASS    CUSIP   (X$1000) OF SHARES PRN CALL DSCRN MGR AUT
---------------     -----  --------  -------- --------- --- ---- ----- --- ---
Agilent             COM    00846U101  11,847    605,980   SH N/A  SOLE N/A SOLE
American Express    COM    025816109  14,940    514,100   SH      SOLE     SOLE
Berkshire Hath. B   COM    084670207  33,563     14,405   SH      SOLE     SOLE
Berkshire Hath. A   COM    084670108     350          5   SH      SOLE     SOLE
Capital One Fin.    COM    14040H105  15,452    335,700   SH      SOLE     SOLE
Citigroup Inc.      COM    172967101     109      2,700   SH      SOLE     SOLE
Coca-Cola           COM    191216100  31,556    673,550   SH      SOLE     SOLE
Dell Computers      COM    247025109  18,541  1,000,600   SH      SOLE     SOLE
Gillette            COM    375766102  32,318  1,084,500   SH      SOLE     SOLE
Goldman Sachs       COM    38141G104  24,088    337,600   SH      SOLE     SOLE
Hershey Foods       COM    427866108  42,660    652,600   SH      SOLE     SOLE
Hughes Electronics  COM    370442832   8,915    668,800   SH      SOLE     SOLE
Intel Corp.         COM    458140100      61      3,000   SH      SOLE     SOLE
Johnson & Johnson   COM    478160104  50,818    917,300   SH      SOLE     SOLE
Merck & Co.         COM    589331107  34,669    520,560   SH      SOLE     SOLE
Merrill Lynch       COM    590188108  34,096    839,800   SH      SOLE     SOLE
Minnesota Mining    COM    604059105  26,738    271,730   SH      SOLE     SOLE
Morgan Stanley D.W. COM    617446448  21,659    467,300   SH      SOLE     SOLE
Motorola, Inc.      COM    620076109  11,797    756,200   SH      SOLE     SOLE
NIKE, Inc. 'B'      COM    654106103  39,082    834,900   SH      SOLE     SOLE
Omnicom Group       COM    681919106  16,186    249,400   SH      SOLE     SOLE
PepsiCo, Inc.       COM    713448108  46,720    963,300   SH      SOLE     SOLE
Schering-Plough     COM    806605101  31,605    851,900   SH      SOLE     SOLE
Schwab (Charles)    COM    808513105   7,817    679,774   SH      SOLE     SOLE
Texas Instruments   COM    882508104  16,869    675,300   SH      SOLE     SOLE
Wrigley (Wm.) Jr.   COM    982526105  50,158    977,740   SH      SOLE     SOLE